Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Basis of Presentation [Text Block]
1.	Basis of Presentation

YOU On Demand Holdings, Inc., a Nevada corporation (“YOU On Demand”, “we”, “us”, or “the Company”) , operates in the Chinese media segment through our Chinese subsidiaries and variable interest entities (“VIEs”) (1) an integrated value-added service solutions business for the delivery of video on demand (“VOD”) and enhanced premium content for cable providers, Beijing Sino Top Scope Technology Co., Ltd. (“Sinotop Beijing” or “Sinotop”), (2) a cable broadband business, Jinan Guangdian Jia He Broadband Co. Ltd. ( “Jinan Broadband”), based in the Jinan region of China through which we provide cable and wireless broadband services, principally internet services, Internet Protocol Point wholesale services, related network equipment rental and sales, and fiber network construction and maintenance (effective July 31, 2013, the Company sold its 51% interest in Jinan Broadband) and (3) a print based media and television programming guide publication, Shandong Lushi Media Co., Ltd. (“Shandong Media”). Effective July 1, 2012, the Company deconsolidated Shandong Media.

The unaudited consolidated financial statements include the accounts of YOU On Demand and (a) its wholly-owned subsidiary China Broadband, Ltd., ("CB Cayman"), (b) two wholly-owned subsidiaries of CB Cayman: Beijing China Broadband Network Technology Co., Ltd. (“WFOE”) and Sinotop Group Limited (“Sinotop Hong Kong”) and (c) six entities located in the PRC: Jinan Zhong Kuan, Jinan Broadband, Shandong Media, Sinotop, Zhong Hai Shi Xun Information Technology Co., Ltd. (“Zhong Hai Video”), and YOU On Demand (Beijing) Technology Co., Ltd. (“YOD WFOE”), which are controlled by the Company through contractual arrangements, as if they are majority owned subsidiaries of the Company. As of July 1, 2012, Shandong Media was deconsolidated because it was no longer deemed a VIE of the Company. All material intercompany transactions and balances are eliminated in consolidation.

Effective July 31, 2013, the Company sold its 51% interest in Jinan Broadband and as such, Jinan Broadband’s assets and liabilities have been retrospectively reclassified on the balance sheet as assets and liabilities of discontinued operations for all periods presented. The operating results of Jinan Broadband have been retrospectively reclassified as discontinued operations in our statements of operations for all periods presented. Unless otherwise indicated, all disclosures and amounts in the Notes to the Consolidated Financial Statements relate to the Company’s continuing operations.

In the opinion of management, our Financial Statements reflect all adjustments, which are of a normal, recurring nature necessary for a fair statement of the results for the periods presented in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) and with the instructions to Form 10-Q in Article 10 of SEC Regulation S-X. The results of operations for the interim periods presented are not necessarily indicative of results for the full year.

Certain information and footnote disclosures normally included in the annual consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. These unaudited financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012 filed with the Securities and Exchange Commission on April 5, 2013 and the revised audited consolidated financial statements included in the Company’s Current Report on Form 8-k filed with the SEC on February 5, 2014.

Reclassifications

Certain prior year information has been reclassified to be comparable with the current period presentation. This reclassification has no effect on previously reported net loss.

In presenting the Company’s consolidated balance sheet at December 31, 2012, we presented accounts receivable, net as a separate line item. In presenting the Company’s unaudited consolidated balance sheet at March 31, 2013, we reclassified accounts receivable, net amounting to $382 to other current assets.

1.	Basis of Presentation

YOU On Demand Holdings, Inc., a Nevada corporation (“YOU On Demand”, “we”, “us”, or “the Company”) , operates in the Chinese media segment through our Chinese subsidiaries and variable interest entities (“VIEs”) (1) an integrated value-added service solutions business for the delivery of video on demand (“VOD”) and enhanced premium content for cable providers, Beijing Sino Top Scope Technology Co., Ltd. (“Sinotop Beijing” or “Sinotop”), (2) a cable broadband business, Jinan Guangdian Jia He Broadband Co. Ltd. ( “Jinan Broadband”), based in the Jinan region of China through which we provide cable and wireless broadband services, principally internet services, Internet Protocol Point wholesale services, related network equipment rental and sales, and fiber network construction and maintenance (effective July 31, 2013, the Company sold its 51% interest in Jinan Broadband) and (3) a print based media and television programming guide publication, Shandong Lushi Media Co., Ltd. (“Shandong Media”). Effective July 1, 2012, the Company deconsolidated Shandong Media.

Effective July 31, 2013, the Company sold its 51% interest in Jinan Broadband and as such, Jinan Broadband’s assets and liabilities have been retroactively reclassified on our consolidated balance sheet as assets and liabilities of discontinued operations. The operating results of Jinan Broadband have been retroactively reclassified as discontinued operations in our consolidated statements of operations for all periods presented. Unless otherwise indicated, all disclosures and amounts in the Notes to the Consolidated Financial Statements relate to the Company’s continuing operations.

The Company’s Board of Directors authorized a 75:1 reverse stock split on February 9, 2012, which took effect on February 9, 2012. All share and related option information presented in these consolidated financial statements and related notes has been retroactively adjusted to reflect the reduced number of shares resulting from this reverse stock split.

Reclassifications:

Certain information has been retrospectively reclassified to present the results of the Company’s Jinan Broadband as discontinued operations. This reclassification has no effect on previously reported net loss. See Note 4 – Discontinued Operations.